Shareholders' Deficit - Warrants (Details)	2 Months Ended	6 Months Ended
	Dec. 31, 2020 D $ / shares shares	Jun. 30, 2021 D $ / shares shares	Jan. 12, 2021 $ / shares
Class of Stock [Line Items]
Warrants outstanding | shares	0
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Warrants
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
Public Warrants expiration term	5 years	5 years
Public Warrants
Class of Stock [Line Items]
Warrants outstanding | shares		13,416,667
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Warrants and rights outstanding exercisable term from closing of initial public offerings	12 months	12 months
Threshold period for filling registration statement after business combination	20 days	20 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Public Warrants | Class A Common Stock
Class of Stock [Line Items]
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceed	60	60
Threshold consecutive trading days for redemption of public warrants | D	20	20
Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding | shares		6,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Public Warrants
Class of Stock [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%	115.00%
Class of warrants or rights redemption of warrants or rights stock price trigger	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Public Warrants
Class of Stock [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Class of warrants or rights redemption of warrants or rights stock price trigger	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20
Redemption of warrants when the price per share of class a common stock equals or exceeds $0.361 | Public Warrants
Class of Stock [Line Items]
Class of warrants or rights redemption of warrants or rights stock price trigger	$ 0.361	$ 0.361
Threshold trading days for redemption of public warrants | D	10	10